Capital and Reserves - Reconciliation of Movement in Total Equity - Summary of Movements in Other Reserves and Retained Earnings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	£ 8,406	£ 5,032	£ 5,814
Comprehensive income and expense
Profit for the year	37,656	4,839	4,522
Differences on exchange
Differences on exchange	(4,007)	2,695	(670)
Cash flow hedges
– net fair value (losses)/gains	(264)	29	(99)
– reclassified and reported in profit for the year	109	38	15
– reclassified and reported in net assets	(16)	(12)	(45)
Available-for-sale investments
– reclassified and reported in profit for the year			(10)
Net investment hedges
– net fair value gains/(losses)	425	(837)	(118)
– differences on exchange on borrowings	(68)	(124)	42
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	34	(19)	21
Retirement benefit schemes
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	(171)	36	(23)
Employee share options
– value of employee services	105	71	50
– ordinary shares	(4,465)	(2,910)	(2,770)
– held in employee share ownership trusts	(205)	(64)	(46)
Dividends and other appropriations
– ordinary shares	(4,465)	(2,910)	(2,770)
Purchase of own shares
– held in employee share ownership trusts	(205)	(64)	(46)
Non-controlling interests - acquisitions			(1,749)
Other movements	3	3	31
Ending balance	60,981	8,406	5,032
Subsidiaries
Differences on exchange
Differences on exchange	(3,084)	1,270	(1,006)
Available-for-sale investments
– net fair value (losses)/gains in respect of subsidiaries	(27)		14
Retirement benefit schemes
– net actuarial gains/(losses) in respect of subsidiaries	833	(228)	283
– surplus recognition and minimum funding obligations in respect of subsidiaries	(6)	(1)
Associates
Differences on exchange
Differences on exchange	(923)	1,425	336
Available-for-sale investments
– net fair value gains/(losses) in respect of associates net of tax	5	(10)	1
Retirement benefit schemes
– actuarial gains in respect of associates net of tax	25	20	3
Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(382)	(2,062)	(1,369)
Net investment hedges
– net fair value gains/(losses)	425	(837)	(118)
– differences on exchange on borrowings	(67)	(124)	42
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss		(2)
Purchase of own shares
Ending balance	(4,029)	(382)	(2,062)
Translation Reserve | Subsidiaries
Differences on exchange
Differences on exchange	(3,082)	1,218	(953)
Translation Reserve | Associates
Differences on exchange
Differences on exchange	(923)	1,425	336
Hedging Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	4	(33)	75
Cash flow hedges
– net fair value (losses)/gains	(263)	28	(98)
– reclassified and reported in profit for the year	109	38	14
– reclassified and reported in net assets	(16)	(12)	(45)
Net investment hedges
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	34	(17)	21
Purchase of own shares
Ending balance	(132)	4	(33)
Available for Sale Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	39	49	44
Available-for-sale investments
– reclassified and reported in profit for the year			(10)
Purchase of own shares
Ending balance	17	39	49
Available for Sale Reserve | Subsidiaries
Available-for-sale investments
– net fair value (losses)/gains in respect of subsidiaries	(27)		14
Available for Sale Reserve | Associates
Available-for-sale investments
– net fair value gains/(losses) in respect of associates net of tax	5	(10)	1
Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	179	179	179
Purchase of own shares
Ending balance	179	179	179
Other
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	573	573	573
Purchase of own shares
Ending balance	573	573	573
Other Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	413	(1,294)	(498)
Cash flow hedges
– net fair value (losses)/gains	(263)	28	(98)
– reclassified and reported in profit for the year	109	38	14
– reclassified and reported in net assets	(16)	(12)	(45)
Available-for-sale investments
– reclassified and reported in profit for the year			(10)
Net investment hedges
– net fair value gains/(losses)	425	(837)	(118)
– differences on exchange on borrowings	(67)	(124)	42
Tax on items recognised directly in other comprehensive income that may be reclassified subsequently to profit or loss	34	(19)	21
Purchase of own shares
Ending balance	(3,392)	413	(1,294)
Other Reserves | Subsidiaries
Differences on exchange
Differences on exchange	(3,082)	1,218	(953)
Available-for-sale investments
– net fair value (losses)/gains in respect of subsidiaries	(27)		14
Other Reserves | Associates
Differences on exchange
Differences on exchange	(923)	1,425	336
Available-for-sale investments
– net fair value gains/(losses) in respect of associates net of tax	5	(10)	1
Treasury Shares
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(5,053)	(5,049)	(5,073)
Employee share options
– held in employee share ownership trusts	(205)	(64)	(46)
Purchase of own shares
– held in employee share ownership trusts	(205)	(64)	(46)
Other movements	63	60	70
Ending balance	(5,195)	(5,053)	(5,049)
Retained Earnings Other
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	8,384	6,803	6,651
Comprehensive income and expense
Profit for the year	37,485	4,648	4,290
Retirement benefit schemes
Tax on items recognised directly in other comprehensive income that will not be reclassified subsequently to profit or loss	(171)	36	(23)
Employee share options
– value of employee services	105	71	50
– ordinary shares	(4,465)	(2,910)	(2,770)
Dividends and other appropriations
– ordinary shares	(4,465)	(2,910)	(2,770)
Purchase of own shares
Non-controlling interests - acquisitions		4	(1,642)
Other movements	(60)	(57)	(39)
Ending balance	42,130	8,384	6,803
Retained Earnings Other | Subsidiaries
Retirement benefit schemes
– net actuarial gains/(losses) in respect of subsidiaries	832	(231)	283
– surplus recognition and minimum funding obligations in respect of subsidiaries	(5)
Retained Earnings Other | Associates
Retirement benefit schemes
– actuarial gains in respect of associates net of tax	£ 25	£ 20	£ 3